Nature of Operations	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

NOTE 1. NATURE OF OPERATIONS

Dominion Energy, headquartered in Richmond, Virginia, is one of the nation’s largest producers and transporters of energy. Dominion Energy’s operations are conducted through various subsidiaries, including Virginia Power and Dominion Energy Gas. Virginia Power is a regulated public utility that generates, transmits and distributes electricity for sale in Virginia and northeastern North Carolina. Virginia Power is a member of PJM, an RTO, and its electric transmission facilities are integrated into the PJM wholesale electricity markets. All of Virginia Power’s stock is owned by Dominion Energy. Dominion Energy Gas is a holding company that conducts business activities through a regulated interstate natural gas transmission pipeline and underground storage system in the Northeast, mid-Atlantic and Midwest states, regulated gas transportation and distribution operations in Ohio, and gas gathering and processing activities primarily in West Virginia, Ohio and Pennsylvania. All of Dominion Energy Gas’ membership interests are held by Dominion Energy. The Dominion Energy Questar Combination was completed in September 2016. See Note 3 for a description of operations acquired in the Dominion Energy Questar Combination.

Dominion Energy’s operations also include the Cove Point LNG import, transport and storage facility in Maryland, an equity investment in Atlantic Coast Pipeline and regulated gas transportation and distribution operations in West Virginia. Dominion Energy’s nonregulated operations include merchant generation, energy marketing and price risk management activities, retail energy marketing operations and an equity investment in Blue Racer.

In October 2014, Dominion Energy Midstream launched its initial public offering of 20,125,000 common units representing limited partner interests. At December 31, 2017, Dominion Energy owns the general partner, 50.6% of the common and subordinated units and 37.5% of the convertible preferred interests in Dominion Energy Midstream, which owns a preferred equity interest and the general partner interest in Cove Point, DECG, Dominion Energy Questar Pipeline and a 25.93% noncontrolling partnership interest in Iroquois. The public’s ownership interest in Dominion Energy Midstream is reflected as noncontrolling interest in Dominion Energy’s Consolidated Financial Statements.

Dominion Energy manages its daily operations through three primary operating segments: Power Delivery, Power Generation and Gas Infrastructure. Dominion Energy also reports a Corporate and Other segment, which includes its corporate, service company and other functions (including unallocated debt). In addition, Corporate and Other includes specific items attributable to Dominion Energy’s operating segments that are not included in profit measures evaluated by executive management in assessing the segments’ performance or in allocating resources.

Virginia Power manages its daily operations through two primary operating segments: Power Delivery and Power Generation. It also reports a Corporate and Other segment that primarily includes specific items attributable to its operating segments that are not included in profit measures evaluated by executive management in assessing the segments’ performance or in allocating resources.

Dominion Energy Gas manages its daily operations through one primary operating segment: Gas Infrastructure. It also reports a Corporate and Other segment that primarily includes specific items attributable to its operating segment that are not included in profit measures evaluated by executive management in assessing the segment’s performance or in allocating resources and the effect of certain items recorded at Dominion Energy Gas as a result of Dominion Energy’s basis in the net assets contributed.

See Note 25 for further discussion of the Companies’ operating segments.